Equipment and Vehicles, Net (Tables)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	2020	2019
Office Equipment	$9,732	$10,022
Electronic Equipment	64,897	65,194
Motor Vehicles	52,710	54,280
Total property, plant and equipment, at cost	127,339	129,496
Less: accumulated depreciation	(74,297)	(59,275)
Property, plant and equipment, net	$53,042	$70,221